Defined Benefit Plans - Additional Information (Detail) - USD ($)	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Directors' Retirement Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Unrecognized net gain (loss)		$ 130,000	$ (1,000,000)
Unrecognized prior service cost		12,000	50,000
Directors' Retirement Plan [Member] | Scenario Forecast [Member]
Defined Benefit Plan Disclosure [Line Items]
Contribution to plan due in a year	$ 98,000
Unrecognized net gain (loss) expected to be recognized in 2017 as a component of net periodic pension cost	0
Unrecognized Prior Service cost to be recognized in 2017 as a component of net periodic pension cost	12,000
Former President's Post-retirement Healthcare Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Unrecognized net gain (loss)		$ 42,000	$ 42,000
Former President's Post-retirement Healthcare Plan [Member] | Scenario Forecast [Member]
Defined Benefit Plan Disclosure [Line Items]
Contribution to plan due in a year	5,000
Unrecognized net gain (loss) expected to be recognized in 2017 as a component of net periodic pension cost	$ 3,000